CONSOLIDATED STATEMENTS OF CASH FLOWS - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF CASH FLOWS
Income/(loss) before income taxes	₺ 75,534	₺ (4,790,687)	₺ (3,330,080)
Adjustments to reconcile income/(loss) before income taxes to cash flows from operating activities:	6,477,304	4,667,832	1,867,492
Interest and commission expenses	3,203,948	1,881,387	2,088,681
Depreciation and amortization	1,174,133	844,891	637,012
Interest income on time deposits	(504,054)	(331,436)	(137,794)
Interest income on credit sales	(372,293)	(206,912)	(110,747)
Interest income on financial investments	(1,184)
Provision for unused vacation liability	78,731	40,303	36,179
Provision for personnel bonus	234,176	210,382	121,206
Provision for settlement of legal proceedings		462,452
Provision for Competition Authority investigation	(126,589)	(9,555)	345,173
Provision for Turkish Capital Markets Board fee	24,028	39,125
Provision for legal cases	18,604	22,312	5,735
Provision for doubtful receivables	49,046	32,083	10,969
Provision for impairment of trade goods, net	34,832	(17,416)	11,076
Provision for post-employment benefits	57,644	6,660	5,705
Share-based payment expense	106,401	250,623	280,714
Fair value (gains)/losses of financial investments	(237,515)	74,982	116,683
Contribution income for settlement	(121,820)
Net foreign exchange differences	(285,785)	(2,346,840)	(3,937,251)
Monetary losses on non-operating activities	3,440,994	3,996,278	2,443,189
Monetary gains on provisions	(295,993)	(281,487)	(49,038)
Changes in net working capital
Change in trade payables and payables to merchants	1,044,052	(1,296,827)	3,538,017
Change in inventories	(1,174,588)	1,810,144	(1,851,138)
Change in trade receivables	(1,448,682)	(469,931)	(44,519)
Change in contract liabilities and merchant advances	290,783	458,745	38,352
Change in contract assets	2,859	(5,392)	185,398
Change in other liabilities	292,892	212,392	645,017
Change in other assets and receivables	73,962	340,991	(1,057,772)
Change in due from related parties	(6,352)	3,082	6,640
Change in due to related parties	(8,594)	(41,879)	10,011
Post-employment benefits paid	(20,725)	(8,087)	(10,008)
Payments for concluded litigation	(394,784)	(45,688)	(1,859)
Payments for personnel bonus	(175,698)	(123,262)	(48,332)
Payments for unused vacation liabilities	(11,236)	(4,617)	(7,859)
Collections of doubtful receivables	2,388		13,247
Net cash provided by/ (used in) operating activities	5,019,115	706,816	(47,393)
Investing activities:
Purchases of property and equipment and intangible assets	(1,153,719)	(1,393,085)	(645,083)
Proceeds from sale of property and equipment	7,559	822	4,520
Purchases of financial investments	(5,072,151)	(2,589,242)	(2,721,701)
Proceeds from sale of financial investment	3,427,578	5,264,725
Cash outlows due to acquisition of subsidiary		(7,579)
Interest received on time deposits	513,446	323,143	135,816
Interest received on credit sales	598,998	206,912	110,747
Net cash provided by/ (used in) investing activities	(1,678,289)	1,805,696	(3,115,701)
Financing activities:
Proceeds from borrowings	577,338	1,556,602	5,829,365
Repayment of borrowings	(379,753)	(1,925,096)	(6,370,527)
Interest and commission paid	(3,172,108)	(1,730,000)	(1,974,234)
Lease payments	(307,475)	(330,946)	(252,680)
Acquisition of treasury shares	(48,023)
Proceed from share capital and share premium increase			13,616,436
Net cash provided by/ (used in) financing activities	(3,330,021)	(2,429,440)	10,848,360
Net increase in cash and cash equivalents	10,805	83,072	7,685,266
Cash and cash equivalents at beginning of the year	8,666,727	10,319,646	2,181,563
Effects of exchange rate changes on cash and cash equivalents	174,423	1,607,314	2,993,836
Effects of inflation on cash and cash equivalents	(3,352,790)	(3,343,305)	(2,541,019)
Cash and cash equivalents at end of the year	₺ 5,499,165	₺ 8,666,727	₺ 10,319,646